Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Parent company information [line items]
Interest income	$ 41,333	$ 33,021
Interest expense	21,584	15,069
Net interest income	19,749	17,952
Non-interest income	26,253	24,624
Total revenue	46,002	42,576
Provision for credit losses	1,864	1,307
Non-interest expense	24,139	22,833
Income before income taxes	15,914	15,760
Income taxes	3,043	3,329
Net income	12,871	12,431
Other comprehensive income (loss), net of taxes	(1,442)	1,532
Total comprehensive income (loss)	11,429	13,963
Parent [member]
Parent company information [line items]
Interest income	27,630	22,578
Interest expense	14,966	10,662
Net interest income	12,664	11,916
Non-interest income	5,569	6,119
Total revenue	18,233	18,035
Provision for credit losses	1,730	1,294
Non-interest expense	9,212	9,085
Income before income taxes	7,291	7,656
Income taxes	1,568	1,546
Net income before equity in undistributed income of subsidiaries	5,723	6,110
Equity in undistributed income of subsidiaries	7,137	6,321
Net income	12,860	12,431
Other comprehensive income (loss), net of taxes	(1,441)	1,532
Total comprehensive income (loss)	$ 11,419	$ 13,963